Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income (loss) from operations	$ 25,840	$ (860)
Items not affecting cash:
Depletion, depreciation and amortization	31,349	58,236
Share-based compensation	1,542	1,198
Change in supplies inventory reserve	1,730
Interest expense and other finance costs	3,634	3,726
Loss on spin out of Plexmar net assets		4,412
NRV adjustment to inventory	1,110	2,106
Current income tax expense	25,432	23,416
Deferred income taxes recovery	908	(13,068)
Unrealized foreign currency exchange gain (loss)	(1,397)	619
Operating cash flows before movements in working capital	90,148	79,785
Net changes in non-cash working capital items	2,447	(7,899)
Decomissioning liabilities settled	(1,163)	(1,423)
Income tax paid	(29,529)	(15,994)
Cash generated from operating activities	61,903	54,469
Cash used in investing activities
Capital expenditures	(49,315)	(51,607)
Cash used in investing activities	(49,315)	(51,607)
Cash (used in) financing activities
Proceeds from issuance of notes payable	10,000	14,750
Proceeds from issuance of loans and credit facilities	15,000	15,000
Repayment of loans and credit facilities	(33,810)	(44,516)
Loans interest paid	(2,766)	(2,953)
Dividends paid to non-controlling interest	(2,883)	(3,372)
Cash (used in) financing activities	(14,459)	(21,091)
Effect of foreign exchange rate changes on cash and cash equivalents	(175)	(38)
Decrease in cash and cash equivalents	(2,046)	(18,267)
Cash and cash equivalents, beginning of year	23,878	42,145
Cash and cash equivalents, end of year	$ 21,832	$ 23,878